Property and Equipment, Net - Schedule of property and equipment, net (Detail) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,587,000	$ 1,184,924	$ 935,694
Less: accumulated depreciation	(566,000)	(350,141)	(132,587)
Property and equipment, net	1,021,000	834,783	803,107
Laptops and IT equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	220,000	216,535	82,437
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	961,000	711,930	618,314
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,000	45,370	42,375
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	261,000	208,031	$ 192,568
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 100,000	$ 3,058